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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-22595

FSI Low Beta Absolute Return Fund

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC      225 Pictoria Drive, Suite 450        Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: (918) 585-5858

Date of fiscal year end:     August 31

Date of reporting period:   May 31, 2014

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS
May 31, 2014 (Unaudited)

Shares	Underlying Funds (a) - 71.7%	Value

Event Driven Strategies - 12.6%
43	Candlewood Structured Credit Harvest Fund, Ltd., Series 1	$493,694
25	Candlewood Structured Credit Harvest Fund, Ltd., Series 2	279,433
23	Candlewood Structured Credit Harvest Fund, Ltd., Series 3	263,451
14	Candlewood Structured Credit Harvest Fund, Ltd., Series 4	161,932
3,374	Pluscios Offshore Fund, SPC, Class F, Series 0713 (b)	3,760,448
1,068	Scoggin Worldwide Distressed Fund Ltd., Class Q, Series 0913.1	1,132,142
		6,091,100
Global Macro Strategies - 1.5%
459	Centennial Global Macro Fund Segregated Portfolio, Series D 0713 (c)	430,850
131	Centennial Global Macro Fund Segregated Portfolio, Series D 0813 (c)	124,966
165	Centennial Global Macro Fund Segregated Portfolio, Series D 0913 (c)	160,474
		716,290
Long/Short Equity Strategies - 9.4%
1,000	Eminence Fund, Ltd., Class A, Series 1 (2014)	1,059,955
398	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 1	940,654
350	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0114	364,828
100	Harvey SMidCap Offshore Fund, Ltd., Class A Sub-Class 1, Series 0314	100,478
619	Marcato International Ltd., Class A, Subclass A1 Initial Series	996,079
517	Miura Global Fund, Ltd., Class AA Sub Class II, Series 0713	576,196
450	Miura Global Fund, Ltd., Class AA Sub Class II, Series 0913	496,822
		4,535,012
Multi Strategies - 31.4%
745	Atlas Enhanced Fund, Ltd., Class B, Initial Series 0311	1,009,976
300	Atlas Enhanced Fund, Ltd., Class B, Series 0114	315,306
100	Atlas Enhanced Fund, Ltd., Class B, Series 0314	98,587
53,876	Lanx Offshore Partners, Ltd., Class A, Series 0114 III R8	5,524,897
855	Millenium International, Ltd., Class EE Sub Class III, Series 01A	1,331,518
19,139	Titan Masters International Fund, Ltd., Series D1-5	3,902,552
15,000	Titan Masters International Fund, Ltd., Series D1-14	1,496,409
784	Whitebox Multi-Strategy Fund, Ltd., Class E, Series E-10	1,100,340
200	Whitebox Multi-Strategy Fund, Ltd., Class E, Series 01-14	211,412
100	Whitebox Multi-Strategy Fund, Ltd., Class E, Series 03-14	102,080
		15,093,077
Relative Value Strategies: Fixed Income Hedge and Fixed Income Arbitrage - 7.5%
7,073	Greylock Global Opportunity Fund (Offshore), Ltd., Class A, Series 1	1,227,803
1,000	IAM Credit Opportunities Offshore Fund, Ltd., Class A	1,038,352
1,239	MidOcean Absolute Return Credit Offshore Fund, Ltd.	1,353,987
		3,620,142

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares	Underlying Funds (a) - 71.7% (Continued)	Value

Relative Value Strategies: General - 9.3%
104	AlphaBet Offshore, Ltd., Class A1, Series 12RUP	$126,245
662	AlphaBet Offshore, Ltd., Class A1, Series 2013-09	626,506
275	AlphaBet Offshore, Ltd., Class A1, Series 2014-01	261,366
261	Hildene Opportunities Offshore Fund, Ltd., Series 1 August 2008	1,311,300
40	Kawa Off-Shore Feeder Fund, Ltd., Ordinary Shares, Lead Series	1,084,065
508	Pine River Fixed Income Fund, Ltd., Class A, Series 49	544,718
480	Pine River Fixed Income Fund, Ltd., Class A, Series 53	503,764
		4,457,964

	Total Underlying Funds (Cost $32,105,300)	$34,513,585

Shares	Money Market Funds - 9.6%	Value

13	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.01% (d)	$13
4,610,752	Fidelity Institutional Money Market Fund, 0.05% (d)	4,610,752
	Total Money Market Funds (Cost $4,610,765)	$4,610,765

	Total Investments - 81.3% (Cost $36,716,065) (Note 2)	$39,124,350

	Other Assets in Excess of Liabilities - 18.7%	9,002,721

	Net Assets - 100.0%	$48,127,071

(a)	Underlying Funds are investment funds that are not registered under the Investment Company Act of 1940, as amended, (each a "Private Fund") and Private Funds that invest in other Private Funds.
(b)	Managed by Pluscios Management LLC, an investment sub-adviser to the Fund (a "Sub-Adviser").
(c)	Managed by Meritage Capital, LLC, another Sub-Adviser.
(d)	The rate shown is the 7-day effective yield as of May 31, 2014.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

Unfunded
		Redemption	Redemption	Commitments as of
Value (e)	Strategy	Frequency	Notice (Days)	May 31, 2014

$6,091,100	Event Driven Strategies (f)	Quarterly	60-90	$-

716,290	Global Macro Strategies (g)	Monthly	35	-

4,535,012	Long/Short Equity Strategies (h)	Quarterly-	45-95	-
Semi-Annually

15,093,077	Multi Strategies (i)	Monthly-	45-90	-
Quarterly

3,620,142	Relative Value Strategies: Fixed Income	Monthly-	30-90	-
	Hedge and Fixed Income Arbitrage (j)	Quarterly

4,457,964	Relative Value Strategies: General (k)	Monthly-	45-180	-
Quarterly

(e)	Values of Underlying Funds have been estimated using the net asset value per share as of May 31, 2014 (Note 2).

(f)	Event Driven Strategies includes Underlying Funds that invest in: (1) equity and/or fixed income securities of U.S. and/or foreign issuers based on how certain events such as mergers, consolidations, acquisitions, transfers of assets, tender offers, exchange offers, re-capitalizations, liquidations, divestitures, spin-offs and other similar transactions are expected to affect the value of such securities (Merger/Risk Arbitrage Strategy); and (2) equity and/or fixed income securities of financially troubled U.S. and/or foreign issues (i.e., companies involved in bankruptcy proceedings, financial reorganizations or other similar financial restructurings) (Bankruptcy/Distressed Strategy). These strategies may utilize long and short positions. Investments representing 62% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 1 and 7 months as of May 31, 2014. Investments representing 20% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 5% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 1 and 7 months as of May 31, 2014. The remaining Underlying Fund investments in this strategy cannot be redeemed without payment of a redemption penalty of 3% of the net asset value of the interests being liquidated for redemptions in excess of 25% of the net asset value of the Underlying Fund. The remaining restriction period for these investments ranges between 3 and 7 months as of May 31, 2014.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

(g)	Global Macro Strategies includes Underlying Funds that: (1) invest across a variety of securities and financial instruments of U.S. and foreign issuers based on interpretations of the global macro economy and changes therein on the valuation of such securities and financial instruments. Investments may include equity and fixed income securities, currencies and commodities (Discretionary Strategy); and (2) trade futures contracts and options on futures contracts as either buyers or sellers of contracts representing real assets such as gold, silver, wheat, coffee, sugar, heating oil, as well as financial assets such as government bonds, equity market indices and currencies to take advantage of investment opportunities in the global equity, fixed income, currency and commodity markets (Managed Futures Strategy). Long and short positions may be utilized. Investments representing 100% of the value of the Underlying Fund investments in this strategy can be redeemed with no restrictions as of May 31, 2014.

(h)	Long/Short Equity Strategies includes Underlying Funds that purchase and sell short equity securites of U.S. and foreign issuers. Investments may focus on specific regions, sectors or types of equity securities. Long and short positions may not be invested in equal amounts and, as such, may not seek to neutralize general market risk. Investments representing 55% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty ranging between 2 and 3% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 1 and 7 months as of May 31, 2014. Investments representing 23% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 month of purchase. The remaining restriction period for these investments is 7 months as of May 31, 2014. The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of May 31, 2014.

(i)	Multi Strategies includes Underlying Funds that dynamically allocate capital among several different strategies typically employed by unregistered (private) funds (i.e. Relative Value Strategies (see (k) below), Long/Short Equity Strategies (see (h) above) and Global Macro Strategies (see (g) above). Investments representing 9% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty of 4% of the net asset value of the interests being liquidated. The remaining restriction period for these investments is between 2 and 4 months as of May 31, 2014. Investments representing 9% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed without payment of a redemption penalty of 3% for the net asset value of the interests being liquidated for redemptions in excess of 50% of the net asset value of the Underlying Fund. The remaining restriction period for these investments is between 1 and 7 months as of May 31, 2014. The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of May 31, 2014.

(j)	Relative Value Strategies - Fixed Income Hedge and Fixed Income Arbitrage includes Underlying Funds that: (1) generally purchase fixed income securities of U.S. and foreign issuers including corporations, governments and financial institutions as well as mortgage-related securities that are perceived to be undervalued and sell short such fixed income securities that are perceived to be overvalued (Fixed Income Hedge Strategy); and (2) purchase and sell short fixed income securities issued by U.S. and/or foreign issuers to capitalize on perceived pricing discrepancies within and across types of fixed income securities (Fixed Income Arbitrage Strategy). Investments representing 63% of the value of the Underlying Fund investments in this strategy can be redeemed with no restrictions as of May 31, 2014. The remaining Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 2% of the net asset value of the interests being liquidated. The remaining restriction period for these investments ranges between 1 and 7 months as of May 31, 2014.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

(k)	Relative Value Strategies - General includes Underlying Funds that: (1) employ Fixed Income Hedge and Fixed Income Arbitrage Strategies (see (j) above); and (2) simultaneously purchase convertible securities of U.S. and foreign issuers and then sell short the corresponding underlying common stocks (or equivalent thereof) to capitalize on perceived pricing discrepancies between the convertible securities and the underlying common stocks (Convertible Arbitrage Strategy). Investments representing 24% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase without payment of a redemption penalty equal to 3% of the net asset value of the interests being liquidated. Investments representing 24% of the value of the Underlying Fund investments comprising this strategy cannot be redeemed within 12 months of purchase. The remaining restriction period for these investments is between 1 and 5 months as of May 31, 2014. The remaining Underlying Fund investments in this strategy can be redeemed with no restrictions as of May 31, 2014.

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
May 31, 2014 (Unaudited)

FUTURES CONTRACTS	Expiration Date	Contracts	Notional Value of Contracts	Unrealized Appreciation (Depreciation)

2-Year U.S. Treasury Note Futures	9/30/2014	70	$15,383,594	$(3,744)
5-Year U.S. Treasury Note Futures	9/30/2014	74	8,862,078	(10,896)
10-Year U.S. Treasury Note Futures	9/19/2014	88	11,045,375	(17,083)
U.S. Treasury Long Bond Futures	9/19/2014	70	9,622,812	(24,526)
Total Futures Contracts			$44,913,859	$(56,249)

See accompanying notes to Schedule of Investments.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments
May 31, 2014 (Unaudited)

1.	Security valuation

FSI Low Beta Absolute Return Fund (the “Fund”) computes its net asset value as of the last business day of each month. In determining its net asset value, the Fund values its investments as of such month-end. The Board of Trustees (the “Board”) has approved procedures pursuant to which the Fund will value its investments in Underlying Funds at fair value. In accordance with the valuation procedures, the Board has formed a valuation committee which meets monthly to consider the fair valuation of the Underlying Funds. Additionally, the Board reviews and considers the ratification of the fair value determinations at its quarterly Board meetings. As a general matter, the fair value of the Fund’s interest in an Underlying Fund will represent the amount that the Fund could reasonably expect to receive from an Underlying Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In accordance with these procedures, fair value as of each month-end ordinarily will be the value determined as of such month-end for each Underlying Fund in accordance with the Underlying Fund’s valuation policies and reported at the time of the Fund’s valuation. In the unlikely event that an Underlying Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Underlying Fund based on the most recent value reported by the Underlying Fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any value reported as “estimated” or “final” values will reasonably reflect market values of securities for which market quotations are available or fair value as of the Fund’s valuation date.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of instruments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

The following is a summary of the inputs used to value the Fund’s investments by security type, as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Underlying Funds
Event Driven Strategies	$-	$-	$6,091,100	$6,091,100
Global Macro Strategies	-	716,290	-	716,290
Long/Short Equity Strategies	-	996,079	3,538,933	4,535,012
Multi Strategies	-	12,347,727	2,745,350	15,093,077
Relative Value Strategies: Fixed Income
Hedge and Fixed Income Arbitrage	-	2,392,339	1,227,803	3,620,142
Relative Value Strategies: General	-	2,325,417	2,132,547	4,457,964
Money Market Funds	-	4,610,765	-	4,610,765

Total	$-	$23,388,617	$15,735,733	$39,124,350

Other Financial Instruments:
Futures Contracts	$(56,249)	$-	$-	$(56,249)

As of May 31, 2014, the Fund did not have any transfers in and out of any Level. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value.

Balance as of 8/31/13	$5,833,888
Purchases	9,250,864
Change in unrealized appreciation (depreciation)	650,981

Balance as of 5/31/14	$15,735,733

Significant unobservable valuation inputs for material Level 3 investments as of May 31, 2014 are as follows:

	Value at	Valuation Technique/
Investment in Securities	5/31/2014	Unobservable Input

Hedge Funds

Candlewood Structured Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 1	$493,694	not redeemable within 4 months

Candlewood Structured Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 2	279,433	not redeemable within 5 months

Candlewood Structured Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 3	263,451	not redeemable within 6 months

Candlewood Structured Credit		Unadjusted NAV as practical expedient;
Harvest Fund, Ltd., Series 4	161,932	not redeemable within 10 months

Eminence Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 1 (2014)	1,059,955	not redeemable within 10 months

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

	Value at	Valuation Technique/
Investment in Securities	5/31/2014	Unobservable Input

Hedge Funds (Continued)

Greylock Global Opportunity Fund		Unadjusted NAV as practical expedient;
(Offshore), Ltd., Class A, Series 1	1,227,803	not redeemable within 10 months

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 1	940,654	not redeemable within 6 months

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 0114	364,828	not redeemable within 10 months

Harvey SMidCap Offshore Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A Sub-Class 1, Series 0314	100,478	not redeemable within 10 months

Kawa Off-Shore Feeder Fund, Ltd.,		Unadjusted NAV as practical expedient;
Ordinary Shares, Lead Series	1,084,065	not redeemable within 8 months

Millenium International, Ltd.,		Unadjusted NAV as practical expedient;
Class EE Sub Class III, Series 01A	1,331,518	not redeemable within 7 months

Miura Global Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class AA Sub Class II, Series 0713	576,196	not redeemable within 4 months

Miura Global Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class AA Sub Class II, Series 0913	496,822	not redeemable within 6 months

Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 49	544,718	not redeemable within 4 months

Pine River Fixed Income Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class A, Series 53	503,764	not redeemable within 7 months

Pluscios Offshore Fund, SPC,		Unadjusted NAV as practical expedient;
Class F, Series 0713	3,760,448	not redeemable within 10 months

Scoggin Worldwide Distressed Fund Ltd.,		Unadjusted NAV as practical expedient;
Class Q, Series 0913.1	1,132,142	not redeemable within 10 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series E-10	1,100,340	not redeemable within 6 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series 01-14	211,412	not redeemable within 10 months

Whitebox Multi-Strategy Fund, Ltd.,		Unadjusted NAV as practical expedient;
Class E, Series 03-14	102,080	not redeemable within 10 months

FSI LOW BETA ABSOLUTE RETURN FUND
Notes to Schedule of Investments (Continued)

2. Federal Income Tax

The following information is computed on a tax basis for each item as of May 31, 2014:

Tax cost of portfolio investments	$39,225,522
Gross unrealized appreciation	$-
Gross unrealized depreciation	(101,172)
Net unrealized depreciation	$(101,172)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing difference in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to holdings classified as passive foreign investment companies (PFICs).

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FSI Low Beta Absolute Return Fund

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	July 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Gary W. Gould
Gary W. Gould, President

Date	July 29, 2014

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	July 29, 2014

* Print the name and title of each signing officer under his or her signature.